22. Condensed Financial Information (Parent Company Only) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Total assets	$ 720,347,498	$ 667,045,595
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	657,743,787	609,109,741
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 20 and 25 shares issued and outstanding in 2018 and 2017, respectively ($100,000 liquidation value)	2,000,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,382,103 and 5,322,320 shares issued at December 31, 2018 and 2017, respectively (including 17,442 and 13,039 shares issued February 1, 2019 and 2018, respectively)	13,455,258	13,305,800
Additional paid-in capital	32,536,532	31,639,189
Retained earnings	17,882,282	13,387,739
Accumulated other comprehensive loss	(647,584)	(274,097)
Less: treasury stock, at cost; 210,101 shares at December 31, 2018 and 2017	(2,622,777)	(2,622,777)
Total shareholders' equity	62,603,711	57,935,854	$ 54,451,517
Total liabilities and shareholders' equity	720,347,498	667,045,595
Parent Company [Member]
Assets
Cash	720,620	556,392	$ 494,086
Investment in subsidiary - Community National Bank	74,886,386	70,219,699
Investment in Capital Trust	387,000	387,000
Income taxes receivable	207,244	290,224
Total assets	76,201,250	71,453,315
Liabilities
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	710,539	630,461
Total liabilities	13,597,539	13,517,461
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 20 and 25 shares issued and outstanding in 2018 and 2017, respectively ($100,000 liquidation value)	2,000,000	2,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,382,103 and 5,322,320 shares issued at December 31, 2018 and 2017, respectively (including 17,442 and 13,039 shares issued February 1, 2019 and 2018, respectively)	13,455,258	13,305,800
Additional paid-in capital	32,536,532	31,639,189
Retained earnings	17,882,282	13,387,739
Accumulated other comprehensive loss	(647,584)	(274,097)
Less: treasury stock, at cost; 210,101 shares at December 31, 2018 and 2017	(2,622,777)	(2,622,777)
Total shareholders' equity	62,603,711	57,935,854
Total liabilities and shareholders' equity	$ 76,201,250	$ 71,453,315